Offerings - Offering: 1	Aug. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	14,025,000
Proposed Maximum Offering Price per Unit	0.9809
Maximum Aggregate Offering Price	$ 13,757,122.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,106.32
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of Class A common stock, par value $0.0001 per share (the "Class A common stock"), OF Maison Solutions Inc. (the "Company") as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high ($1.0519) and low ($0.9100) prices of our common stock on April 9, 2025 (such date being within five business days of the date that this Registration Statement on Form S-1 was first filed with the Securities and Exchange Commission), as reported on the Nasdaq Capital Market.

Includes 14,025,000 shares of Class A common stock payable upon conversion of the Initial Note.

A registration fee of $9,416.50 was previously paid with the initial filing of this registration statement on Form S-1 on April 11, 2025.